Intangible assets - Balances (Details) - AUD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Total intangible assets
Goodwill	$ 7,393	$ 7,599	$ 8,397
Total intangible assets, including goodwill	10,327	10,109
Computer software
Total intangible assets
Intangible assets	2,264	1,840	2,430
Computer software | Gross amount
Total intangible assets
Intangible assets	8,068	7,770
Computer software | Accumulated amortisation and impairment
Total intangible assets
Intangible assets	(5,804)	(5,930)
Brand Names
Total intangible assets
Intangible assets	670	670
Parent Entity
Total intangible assets
Goodwill	6,253	6,241	6,728
Total intangible assets, including goodwill	8,881	8,530
Parent Entity | Computer software
Total intangible assets
Intangible assets	1,992	1,653	$ 2,266
Parent Entity | Computer software | Gross amount
Total intangible assets
Intangible assets	6,945	6,681
Parent Entity | Computer software | Accumulated amortisation and impairment
Total intangible assets
Intangible assets	(4,953)	(5,028)
Parent Entity | Brand Names
Total intangible assets
Intangible assets	$ 636	$ 636